INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES

The components of loss before income taxes are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
The Cayman Islands*	(173,957)	(453,788)	(345,945)
Hong Kong S.A.R*	(1,223)	19,023	(34,946)
Japan*	10,169	(3,159)	(27,883)
The PRC, excluding Hong Kong S.A.R.	(259,099)	(455,408)	(567,467)
Total	(424,110)	(893,332)	(976,241)

*	Non PRC entities not subject to income tax

SCHEDULE OF CURRENT AND DEFERRED PORTION OF INCOME TAX (BENEFIT)/EXPENSE

Income tax expense recognized in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	1,201	5,998	8,464
Deferred income tax benefit (expense)	(74)	5,122	(8,806)
Total income tax expense	1,127	11,120	(342)

SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN THE INCOME TAX BENEFIT

Reconciliation of the differences between the income tax benefit computed based on the PRC statutory income tax rate and the Group’s income tax expense for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Computed expected income tax benefit	(106,028)	(223,333)	(244,060)
Non-deductible expenses / taxable deemed income
Share-based compensation	33,566	66,705	26,865
Non-deductible entertainment	577	940	1,240
Uninvoiced expenditures	217	-	-
Taxable deemed interest income from inter-company interest-free loans	2,155	6,659	2,659
Non-deductible IPO fees	2,210	824	-
Employee commercial Insurance	110	372	291
Effect of withholding tax at 7% on the interest income of a PRC subsidiary	-	1,144	2,121
Selling Commission	581	2,072	1,003
Others	46	63	109
Non-PRC entities not subject to income tax	7,296	47,479	66,530
Effect of income tax rate differences in jurisdictions other than the PRC	-	(2,334)	2,964
Over provision in respect of prior years	104	4,883	203
NOL expired	200	8,635	38,871
Amortization of intangible assets formed by business combinations	(74)	(536)	(8,806)
Others	-	813	1,701
Changes in valuation allowance	60,167	96,734	107,967
Actual income tax expense	1,127	11,120	(342)

SCHEDULE OF DEFERRED INCOME TAX ASSETS

	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net operating loss carry forwards	218,478	280,865	349,681
Uninvoiced expenditures	6,204	9,867	9,867
Accounts receivable and contract assets allowance	12,707	16,486	22,172
Other equity investments impairment	10,337	11,412	12,777
Goodwill impairment	1,417	38,690	55,534
Share of losses of equity method investments	174	149	641
Others	9	1	2,050
Less: Valuation allowance	(239,007)	(335,339)	(443,306)
Total deferred income tax assets, net	10,319	22,131	9,416
Intangible assets	(185)	(8,883)	(1,285)
Equity method investment on the gain from the disposal of a subsidiary	-	(2,766)	(2,766)
Change in fair value of other equity investments	(10,319)	(19,365)	(6,650)
Total gross deferred income tax liabilities	(10,504)	(31,014)	(10,701)
Net deferred income tax assets	(185)	(8,883)	(1,285)

SCHEDULE OF TAX LOSS CARRY FORWARDS FOR PRC INCOME TAX PURPOSE
Year ending December 31,	RMB
2023	134,456
2024	49,989
2025	76,725
2026	268,086
2027	288,277
Then thereafter	780,504
Total	1,598,037

SCHEDULE OF CHANGES IN VALUATION ALLOWANCE

Changes in valuation allowance are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	(180,643)	(239,007)	(335,339)
Additions	(60,167)	(96,734)	(107,967)
Decrease upon disposal of a subsidiary	1,803	402	—
Balance at the end of the year	(239,007)	(335,339)	(443,306)